Fair value measurement, Reconciliation of non-financial assets classified within Level 3 (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	$ 3,781,084	$ 4,124,212
Amount recognized in statements of profit or loss [Abstract]
Ending balance	4,563,775	3,781,084
Recurring [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	2,167,826
Amount recognized in statements of profit or loss [Abstract]
Ending balance	2,112,521	2,167,826
Effects from unrealized gains from fair value measurements	0	0
Recurring [Member] | Vessels [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	782,673	1,118,250
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus of vessels	41,026	(161,411)
Amount recognized in statements of profit or loss [Abstract]
Loss on revaluation of vessels	(39,199)	0
Total gains (losses) recognized in other comprehensive income and in statements of operations	1,827	(161,411)
Additions and disposals, net	(569,562)	(174,166)
Ending balance	214,938	782,673
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	1,385,153	1,426,631
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus of vessels	377,593	0
Amount recognized in statements of profit or loss [Abstract]
Loss on revaluation of vessels	0	0
Total gains (losses) recognized in other comprehensive income and in statements of operations	377,593	0
Additions and disposals, net	134,837	(41,478)
Ending balance	$ 1,897,583	$ 1,385,153